Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		18,600,000
Preferred stock, shares issued		14,404,018
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	38,500,000
Common stock, shares issued	9,361,526	7,558,601
Common stock, shares outstanding	9,361,526	7,558,601
Series A-1 Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	14,404,018	18,600,000
Preferred stock, shares issued	14,069,187	14,404,018
Preferred stock, shares outstanding	14,069,187	14,404,018
Series B Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	11,500,000	0
Preferred stock, shares issued	8,777,812	0
Preferred stock, shares outstanding	8,777,812	0